Note 34 - Events After the Reporting Period (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 70,524.1	R$ 72,055.5
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	506.9	645.1
Tax contingent liability [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	548.9	R$ 533.3
Tax contingent liability [member] | Brazilian Tax authorities [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,400.0
Legal proceedings contingent liability related to the disallowance of deductions with alleged unproven taxes paid in 2015 and 2016 [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 3,600.0